Fees Summary	Jul. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,504,796.41
Previously Paid Amount
Total Fee Amount	1,455.18
Total Offset Amount
Net Fee	$ 1,455.18